                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED APRIL 29, 2013
                                      TO
                PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.

The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:
-----------------------------------------------
The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:



             AIM VARIABLE INSURANCE FUNDS
             (INVESCO VARIABLE
             INSURANCE FUNDS) --          METROPOLITAN SERIES FUND
             SERIES I                       -- CLASS A
             Invesco V.I.                   BlackRock Money Market
              Diversified Income Fund        Portfolio
                                            Western Asset
                                            Management U.S.
                                            Government Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:
----------------------------------------------
The current investment choices available under your Contract include 1 Fixed Account and the 4 Investment Funds listed below:



             AIM VARIABLE INSURANCE FUNDS
             (INVESCO VARIABLE
             INSURANCE FUNDS) --          METROPOLITAN SERIES FUND
             SERIES I                       -- CLASS A
             Invesco V.I.                   BlackRock Capital
              International Growth           Appreciation Portfolio
              Fund                          T. Rowe Price Large Cap
                                             Growth Portfolio

             MET INVESTORS SERIES TRUST
             -- CLASS A
             Pioneer Fund Portfolio

INVESTMENT FUND NAME CHANGE

Effective April 29, 2013, BlackRock Legacy Large Cap Growth Portfolio of the Metropolitan Series Fund was renamed BlackRock Capital Appreciation Portfolio of the Metropolitan Series Fund in General American Separate Account Twenty-Nine.

INVESTMENT FUND MERGER

Effective April 29, 2013, RCM Technology Portfolio of the Met Investors Series Trust merged with and into T. Rowe Price Large Cap Growth Portfolio of the Metropolitan Series Fund in General American Separate Account Twenty-Nine.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


                                       1                      SUPP-GA28&29-2013

FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:

                 Separate Account Annual Expenses
                  (as a percentage of accumulated value)
                  Mortality and expense risk charge/1/... 1.25%
                  Administrative Expense Charge.......... 0.15%
                                                          ----
                  Total Separate Account Annual Expenses. 1.40%

-----------
/1/ For General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Capital Appreciation Portfolio -- Class A and for the Division investing in the Pioneer Fund Portfolio -- Class A; and 1.20% for the Division investing in the T. Rowe Price Large Cap Growth Portfolio -- Class A.

INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2012

Certain Investment Funds may impose a redemption fee in the future. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-237-6580.

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                          DISTRIBUTION          ACQUIRED   TOTAL                  NET TOTAL
                                             AND/OR               FUND    ANNUAL     FEE WAIVER    ANNUAL
                               MANAGEMENT   SERVICE     OTHER   FEES AND OPERATING AND/OR EXPENSE OPERATING
INVESTMENT FUND                   FEE     (12B-1) FEES EXPENSES EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
---------------                ---------- ------------ -------- -------- --------- -------------- ---------

AIM VARIABLE INSURANCE
  FUNDS (INVESCO VARIABLE
  INSURANCE FUNDS) --
  SERIES I
 Invesco V.I. Diversified
   Income Fund................    0.60%        --        0.89%     --      1.49%        0.74%       0.75%
 Invesco V.I. International
   Growth Fund................    0.71%        --        0.30%     --      1.01%          --        1.01%

MET INVESTORS SERIES TRUST --
  CLASS A
 Pioneer Fund Portfolio.......    0.64%        --        0.04%     --      0.68%        0.03%       0.65%

METROPOLITAN SERIES FUND --
  CLASS A
 BlackRock Capital
   Appreciation Portfolio.....    0.70%        --        0.03%     --      0.73%        0.01%       0.72%
 BlackRock Money Market
   Portfolio..................    0.33%        --        0.02%     --      0.35%        0.01%       0.34%
 T. Rowe Price
   Large Cap Growth
   Portfolio..................    0.60%        --        0.04%     --      0.64%        0.01%       0.63%
 Western Asset Management
   U.S. Government
   Portfolio..................    0.47%        --        0.03%     --      0.50%        0.02%       0.48%

The information shown in the table above was provided by the Investment Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Fund, but that the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Fund's board of directors or trustees, are not shown.

The following table shows the minimum and maximum total operating expenses charged by the Investment Funds that you may pay periodically during the time that you own the Contract.

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES

                                                                                     MINIMUM MAXIMUM
                                                                                     ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses).......................  0.35%   1.49%

INVESTMENT OPTIONS

INVESTMENT FUND                         INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
---------------                         -------------------------------------  ------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO
  VARIABLE INSURANCE FUNDS) -- SERIES
  I
  Invesco V.I. Diversified Income Fund  Seeks total return, comprised of       Invesco Advisers, Inc.
                                        current income and capital
                                        appreciation.

  Invesco V.I. International Growth     Seeks long-term growth of capital.     Invesco Advisers, Inc.
   Fund

MET INVESTORS SERIES TRUST -- CLASS A
  Pioneer Fund Portfolio                Seeks reasonable income and capital    MetLife Advisers, LLC
                                        growth.                                Subadviser: Pioneer Investment
                                                                               Management, Inc.

METROPOLITAN SERIES FUND -- CLASS A
  BlackRock Capital Appreciation        Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio                                                                   Subadviser: BlackRock
                                                                               Advisors, LLC

  BlackRock Money Market Portfolio      Seeks a high level of current income   MetLife Advisers, LLC
                                        consistent with preservation of        Subadviser: BlackRock
                                        capital.                               Advisors, LLC

  T. Rowe Price Large Cap Growth        Seeks long-term growth of capital      MetLife Advisers, LLC
   Portfolio                            and, secondarily, dividend income.     Subadviser: T. Rowe Price
                                                                               Associates, Inc.

  Western Asset Management U.S.         Seeks to maximize total return         MetLife Advisers, LLC
   Government Portfolio                 consistent with preservation of        Subadviser: Western Asset
                                        capital and maintenance of liquidity.  Management Company

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

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HIGHLIGHTS

MARKET TIMING

WE HAVE MODIFIED THE MARKET TIMING SUBSECTION AND REPLACED IT WITH THE RESTRICTIONS ON TRANSFER SUBSECTION TO READ AS FOLLOWS:

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Investment Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Fund and the reflection of that change in the Investment Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (i.e., the Invesco V.I. International Growth Fund which is available with General American Separate Account Twenty Nine -- the "Monitored Portfolio") and we monitor transfer activity in this Monitored Portfolio. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolio within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Investment Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE INVESTMENT FUNDS. We may change the Monitored Portfolio at any time without notice in our sole discretion.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolio that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio or other identified Investment Funds under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Transfers made under a Dollar Cost Averaging Program or a rebalancing program, if applicable, are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the contracts.

We do not accommodate frequent transfers in any Investment Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Investment Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Funds, we have entered into a written agreement, as required by SEC regulation, with each Investment Fund or its principal underwriter that obligates us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Investment Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Funds. If an Investment Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Investment Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Investment Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Investment Funds and may disrupt portfolio management strategy, requiring an Investment Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Investment Funds except where the portfolio manager of a particular Investment Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ANNUITY PROVISIONS

WE HAVE MODIFIED THE PARAGRAPH UNDER ANNUITY DATE AND REPLACED IT WITH THE
FOLLOWING:

ANNUITY DATE

Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. The annuity date must be on the later of the first day of the first month following the annuitant's 85th birthday or upon completion of five contract years measured from the date of issue. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date. We may also allow you to extend the annuity date (subject to restrictions that may apply in your state and our current established administrative procedures).

OTHER INFORMATION

OWNERSHIP

WE HAVE ADDED THE FOLLOWING PARAGRAPH TO THE BENEFICIARY SUBSECTION:

ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-237-6580 to make such changes.

FINANCIAL STATEMENTS

The financial statements for each of the Divisions of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.




       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

             5 Park Plaza, Suite 1900              (800) 848-3854
             Irvine, CA 92614